UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: January 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Multi-Asset Growth Fund
Class A [SCHAX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$42	0.39%
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class A shares of Franklin Multi-Asset Growth Fund returned 15.07%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 17.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Growth Fund	PAGE 1	7537-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class A	15.07	10.26	10.11
Class A (with sales charge)	8.74	8.97	9.46
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	17.36	9.99	11.79
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$943,580,119
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	49%
Franklin Multi-Asset Growth Fund	PAGE 2	7537-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Growth Fund	PAGE 3	7537-ATSR-0326

Franklin Multi-Asset Growth Fund
Class C [SCHCX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$118	1.10%
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class C shares of Franklin Multi-Asset Growth Fund returned 14.25%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 17.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Growth Fund	PAGE 1	7539-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class C	14.25	9.49	9.35
Class C (with sales charge)	13.25	9.49	9.35
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	17.36	9.99	11.79
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$943,580,119
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	49%
Franklin Multi-Asset Growth Fund	PAGE 2	7539-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Growth Fund	PAGE 3	7539-ATSR-0326

Franklin Multi-Asset Growth Fund
Class R [LLLRX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$72	0.67%
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class R shares of Franklin Multi-Asset Growth Fund returned 14.71%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 17.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Growth Fund	PAGE 1	7144-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class R	14.71	9.91	9.76
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	17.36	9.99	11.79
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$943,580,119
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	49%
Franklin Multi-Asset Growth Fund	PAGE 2	7144-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Growth Fund	PAGE 3	7144-ATSR-0326

Franklin Multi-Asset Growth Fund
Class I [LANIX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$16	0.15%
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class I shares of Franklin Multi-Asset Growth Fund returned 15.34%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 17.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Growth Fund	PAGE 1	7540-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class I	15.34	10.56	10.42
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	17.36	9.99	11.79
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$943,580,119
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	49%
Franklin Multi-Asset Growth Fund	PAGE 2	7540-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Growth Fund	PAGE 3	7540-ATSR-0326

Franklin Multi-Asset Moderate Growth Fund
Class A [SCGRX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$44	0.41%
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class A shares of Franklin Multi-Asset Moderate Growth Fund returned 13.86%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 15.28%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7545-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class A	13.86	8.90	9.20
Class A (with sales charge)	7.60	7.61	8.56
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	15.28	8.41	10.28
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$544,116,958
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	42%
Franklin Multi-Asset Moderate Growth Fund	PAGE 2	7545-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Moderate Growth Fund	PAGE 3	7545-ATSR-0326

Franklin Multi-Asset Moderate Growth Fund
Class C [SCGCX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$121	1.14%
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class C shares of Franklin Multi-Asset Moderate Growth Fund returned 13.06%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 15.28%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7547-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class C	13.06	8.11	8.44
Class C (with sales charge)	12.06	8.11	8.44
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	15.28	8.41	10.28
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$544,116,958
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	42%
Franklin Multi-Asset Moderate Growth Fund	PAGE 2	7547-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Moderate Growth Fund	PAGE 3	7547-ATSR-0326

Franklin Multi-Asset Moderate Growth Fund
Class R [LLMRX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$85	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class R shares of Franklin Multi-Asset Moderate Growth Fund returned 13.41%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 15.28%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7143-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class R	13.41	8.48	8.82
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	15.28	8.41	10.28
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$544,116,958
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	42%
Franklin Multi-Asset Moderate Growth Fund	PAGE 2	7143-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Moderate Growth Fund	PAGE 3	7143-ATSR-0326

Franklin Multi-Asset Moderate Growth Fund
Class I [LLAIX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$15	0.14%
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class I shares of Franklin Multi-Asset Moderate Growth Fund returned 14.19%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 15.28%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7548-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class I	14.19	9.22	9.54
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	15.28	8.41	10.28
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$544,116,958
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	42%
Franklin Multi-Asset Moderate Growth Fund	PAGE 2	7548-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Moderate Growth Fund	PAGE 3	7548-ATSR-0326

Franklin Multi-Asset Conservative Growth Fund
Class A [SBBAX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$46	0.43%
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class A shares of Franklin Multi-Asset Conservative Growth Fund returned 12.09%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund was the leading detractor from relative performance at the manager level.
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7529-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class A	12.09	6.56	7.61
Class A (with sales charge)	5.94	5.30	6.97
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	12.80	6.06	8.09
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$305,390,215
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
Franklin Multi-Asset Conservative Growth Fund	PAGE 2	7529-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Conservative Growth Fund	PAGE 3	7529-ATSR-0326

Franklin Multi-Asset Conservative Growth Fund
Class C [SCBCX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$125	1.18%
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C shares of Franklin Multi-Asset Conservative Growth Fund returned 11.24%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund was the leading detractor from relative performance at the manager level.
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7531-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class C	11.24	5.76	6.81
Class C (with sales charge)	10.24	5.76	6.81
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	12.80	6.06	8.09
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$305,390,215
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
Franklin Multi-Asset Conservative Growth Fund	PAGE 2	7531-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Conservative Growth Fund	PAGE 3	7531-ATSR-0326

Franklin Multi-Asset Conservative Growth Fund
Class R [LLARX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$84	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class R shares of Franklin Multi-Asset Conservative Growth Fund returned 11.67%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund was the leading detractor from relative performance at the manager level.
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7142-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class R	11.67	6.18	7.23
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	12.80	6.06	8.09
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$305,390,215
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
Franklin Multi-Asset Conservative Growth Fund	PAGE 2	7142-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Conservative Growth Fund	PAGE 3	7142-ATSR-0326

Franklin Multi-Asset Conservative Growth Fund
Class I [LMEIX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$16	0.15%
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class I shares of Franklin Multi-Asset Conservative Growth Fund returned 12.39%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund was the leading detractor from relative performance at the manager level.
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7532-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class I	12.39	6.87	7.90
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	12.80	6.06	8.09
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$305,390,215
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
Franklin Multi-Asset Conservative Growth Fund	PAGE 2	7532-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Conservative Growth Fund	PAGE 3	7532-ATSR-0326

Franklin Multi-Asset Defensive Growth Fund
Class A [SBCPX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$58	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class A shares of Franklin Multi-Asset Defensive Growth Fund returned 10.14%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 10.47%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7541-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class A	10.14	4.08	5.61
Class A (with sales charge)	6.04	3.18	5.15
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	10.47	3.85	5.93
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$104,914,031
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Franklin Multi-Asset Defensive Growth Fund	PAGE 2	7541-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Defensive Growth Fund	PAGE 3	7541-ATSR-0326

Franklin Multi-Asset Defensive Growth Fund
Class C [LWLAX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$140	1.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class C shares of Franklin Multi-Asset Defensive Growth Fund returned 9.31%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 10.47%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7065-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class C	9.31	3.30	4.84
Class C (with sales charge)	8.31	3.30	4.84
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	10.47	3.85	5.93
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$104,914,031
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Franklin Multi-Asset Defensive Growth Fund	PAGE 2	7065-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Defensive Growth Fund	PAGE 3	7065-ATSR-0326

Franklin Multi-Asset Defensive Growth Fund
Class C1 [SBCLX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1[1]	$117	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class C1 shares of Franklin Multi-Asset Defensive Growth Fund returned 9.19%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 10.47%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7543-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class C1	9.19	3.55	5.08
Class C1 (with sales charge)	8.19	3.55	5.08
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	10.47	3.85	5.93
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$104,914,031
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Franklin Multi-Asset Defensive Growth Fund	PAGE 2	7543-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Defensive Growth Fund	PAGE 3	7543-ATSR-0326

Franklin Multi-Asset Defensive Growth Fund
Class R [LMLRX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$76	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class R shares of Franklin Multi-Asset Defensive Growth Fund returned 10.01%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 10.47%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7141-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class R	10.01	3.85	5.35
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	10.47	3.85	5.93
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$104,914,031
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Franklin Multi-Asset Defensive Growth Fund	PAGE 2	7141-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Defensive Growth Fund	PAGE 3	7141-ATSR-0326

Franklin Multi-Asset Defensive Growth Fund
Class I [LMGIX]
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$26	0.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class I shares of Franklin Multi-Asset Defensive Growth Fund returned 10.49%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 10.47%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7544-ATSR-0326

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 1/31/2016 — 1/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class I	10.49	4.40	5.93
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	10.47	3.85	5.93
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$104,914,031
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
Franklin Multi-Asset Defensive Growth Fund	PAGE 2	7544-ATSR-0326

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Defensive Growth Fund	PAGE 3	7544-ATSR-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2025 and January 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $105,569 in January 31, 2025 and $106,625 in January 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in January 31, 2025 and $0 in January 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $43,000 in January 31, 2025 and $39,000 in January 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in January 31, 2025 and $0 in January 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $533,584 in January 31, 2025 and $553,995 in January 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Multi-Asset Allocation Funds
Financial Statements and Other Important Information
Annual | January 31, 2026

Franklin Multi-Asset Growth Fund
Franklin Multi-Asset Moderate Growth Fund
Franklin Multi-Asset Conservative Growth Fund
Franklin Multi-Asset Defensive Growth Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
January 31, 2026
 Franklin Multi-Asset Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.4%
Domestic Equity — 78.7%
Franklin Templeton ETF Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value ETF		688,938	$10,322,909
Franklin Small Cap Enhanced ETF		2,016,649	52,349,788
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,338,671	47,268,484
ClearBridge Large Cap Growth Fund, Class IS Shares		1,961,737	144,972,358
Franklin U.S. Large Cap Equity Fund, Class IS Shares		8,966,081	249,167,388
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		1,159,009	94,957,564
Putnam Large Cap Value Fund, Class R6 Shares		3,532,519	143,526,242

Total Domestic Equity			742,564,733
Foreign Equity — 15.8%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		695,904	18,796,367
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		210,774	16,111,565
Franklin International Equity Fund, Class IS Shares		2,081,685	45,692,988
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		1,765,531	51,977,226
Templeton Foreign Fund, Class R6 Shares		1,645,192	16,287,406

Total Foreign Equity			148,865,552
Domestic Fixed Income — 4.9%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,095,569	23,762,892
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		2,282,783	23,078,938

Total Domestic Fixed Income			46,841,830
Total Investments in Underlying Funds before Short-Term Investments (Cost — $729,715,148)			938,272,115
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $3,266,326)	3.615%	3,266,326	3,266,326 (b)
Total Investments — 99.8% (Cost — $732,981,474)			941,538,441
Other Assets in Excess of Liabilities — 0.2%			2,041,678
Total Net Assets — 100.0%			$943,580,119

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Schedules of Investments (cont’d)
January 31, 2026
 Franklin Multi-Asset Moderate Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Equity — 65.9%
Franklin Templeton ETF Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value ETF		324,485	$4,862,018
Franklin Small Cap Enhanced ETF		974,507	25,297,032
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		646,881	22,841,381
ClearBridge Large Cap Growth Fund, Class IS Shares		947,909	70,050,465
Franklin U.S. Large Cap Equity Fund, Class IS Shares		4,332,464	120,399,168
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		560,053	45,885,179
Putnam Large Cap Value Fund, Class R6 Shares		1,710,080	69,480,566

Total Domestic Equity			358,815,809
Domestic Fixed Income — 14.4%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		2,985,634	64,758,402
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		1,320,095	13,346,158

Total Domestic Fixed Income			78,104,560
Foreign Equity — 13.6%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		403,910	10,909,609
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		101,844	7,784,922
Franklin International Equity Fund, Class IS Shares		1,005,977	22,081,196
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		853,074	25,114,506
Templeton Foreign Fund, Class R6 Shares		794,971	7,870,216

Total Foreign Equity			73,760,449
Foreign Fixed Income — 5.7%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		370,172	9,106,231
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,304,727	21,964,049

Total Foreign Fixed Income			31,070,280
Total Investments in Underlying Funds before Short-Term Investments (Cost — $437,062,298)			541,751,098
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $2,145,069)	3.615%	2,145,069	2,145,069 (b)
Total Investments — 100.0% (Cost — $439,207,367)			543,896,167
Other Assets in Excess of Liabilities — 0.0%††			220,791
Total Net Assets — 100.0%			$544,116,958

††	Represents less than 0.1%.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

 Franklin Multi-Asset Conservative Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.4%
Domestic Equity — 48.8%
Franklin Templeton ETF Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value ETF		134,076	$2,008,968
Franklin Small Cap Enhanced ETF		404,661	10,504,514
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		268,615	9,484,782
ClearBridge Large Cap Growth Fund, Class IS Shares		393,558	29,083,912
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,798,904	49,991,530
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		232,552	19,053,015
Putnam Large Cap Value Fund, Class R6 Shares		710,327	28,860,601

Total Domestic Equity			148,987,322
Domestic Fixed Income — 27.9%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		3,580,721	77,665,838
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		744,429	7,526,175

Total Domestic Fixed Income			85,192,013
Foreign Fixed Income — 12.2%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		443,954	10,921,268
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,764,014	26,341,055

Total Foreign Fixed Income			37,262,323
Foreign Equity — 10.5%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		229,062	6,186,965
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		42,291	3,232,756
Franklin International Equity Fund, Class IS Shares		417,709	9,168,721
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		354,182	10,427,121
Templeton Foreign Fund, Class R6 Shares		330,112	3,268,109

Total Foreign Equity			32,283,672
Total Investments in Underlying Funds before Short-Term Investments (Cost — $258,667,363)			303,725,330
	Rate
Short-Term Investments — 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,417,433)	3.615%	1,417,433	1,417,433 (b)
Total Investments — 99.9% (Cost — $260,084,796)			305,142,763
Other Assets in Excess of Liabilities — 0.1%			247,452
Total Net Assets — 100.0%			$305,390,215

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Schedules of Investments (cont’d)
January 31, 2026
 Franklin Multi-Asset Defensive Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Fixed Income — 41.5%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,885,990	$40,907,123
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		253,204	2,559,889

Total Domestic Fixed Income			43,467,012
Domestic Equity — 31.8%
Franklin Templeton ETF Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value ETF		28,711	430,200
Franklin Small Cap Enhanced ETF		90,654	2,353,269
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		60,177	2,124,858
ClearBridge Large Cap Growth Fund, Class IS Shares		88,157	6,514,785
Franklin U.S. Large Cap Equity Fund, Class IS Shares		402,965	11,198,392
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		52,096	4,268,260
Putnam Large Cap Value Fund, Class R6 Shares		159,611	6,485,006

Total Domestic Equity			33,374,770
Foreign Fixed Income — 18.7%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		233,833	5,752,292
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,455,762	13,873,408

Total Foreign Fixed Income			19,625,700
Foreign Equity — 7.6%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		79,877	2,157,478
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		9,473	724,105
Franklin International Equity Fund, Class IS Shares		93,567	2,053,787
Templeton Funds:
Templeton Developing Markets Trust, Class A Shares		79,332	2,335,536
Templeton Foreign Fund, Class R6 Shares		73,947	732,076

Total Foreign Equity			8,002,982
Total Investments in Underlying Funds before Short-Term Investments (Cost — $93,914,631)			104,470,464
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $423,010)	3.615%	423,010	423,010 (b)
Total Investments — 100.0% (Cost — $94,337,641)			104,893,474
Other Assets in Excess of Liabilities — 0.0%††			20,557
Total Net Assets — 100.0%			$104,914,031

††	Represents less than 0.1%.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Statements of Assets and Liabilities
January 31, 2026

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$729,715,148	$437,062,298
Short-term investments, at cost	3,266,326	2,145,069
Investments in affiliated Underlying Funds, at value	$938,272,115	$541,751,098
Short-term investments, at value	3,266,326	2,145,069
Cash	1,866,752	89
Receivable for investments in affiliated Underlying Funds	63,452,383	31,949,753
Distributions receivable from affiliated Underlying Funds	158,715	91,782
Receivable for Fund shares sold	80,091	23,346
Distributions receivable from unaffiliated Underlying Funds	11,454	6,041
Receivable from investment manager	—	164
Prepaid expenses	23,244	20,740
Total Assets	1,007,131,080	575,988,082
Liabilities:
Payable for investments in affiliated Underlying Funds	62,876,436	31,095,339
Payable for Fund shares repurchased	207,808	471,619
Service and/or distribution fees payable	199,660	115,082
Trustees’ fees payable	1,863	1,176
Accrued expenses	265,194	187,908
Total Liabilities	63,550,961	31,871,124
Total Net Assets	$943,580,119	$544,116,958
Net Assets:
Par value (Note 7)	$508	$309
Paid-in capital in excess of par value	686,130,735	415,533,653
Total distributable earnings (loss)	257,448,876	128,582,996
Total Net Assets	$943,580,119	$544,116,958
Net Assets:
Class A	$930,955,075	$533,915,823
Class C	$2,513,563	$2,032,321
Class R	$332,783	$249,743
Class I	$9,778,698	$7,919,071
Shares Outstanding:
Class A	50,077,654	30,274,191
Class C	151,877	110,352
Class R	18,223	14,528
Class I	529,221	454,850
Net Asset Value:
Class A (and redemption price)	$18.59	$17.64
Class C*	$16.55	$18.42
Class R (and redemption price)	$18.26	$17.19
Class I (and redemption price)	$18.48	$17.41
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 5.50%, respectively)	$19.67	$18.67

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Statements of Assets and Liabilities (cont’d)
January 31, 2026

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$258,667,363	$93,914,631
Short-term investments, at cost	1,417,433	423,010
Investments in affiliated Underlying Funds, at value	$303,725,330	$104,470,464
Short-term investments, at value	1,417,433	423,010
Cash	4	9
Receivable for investments in affiliated Underlying Funds	14,284,653	3,580,222
Distributions receivable from affiliated Underlying Funds	51,758	17,604
Receivable for Fund shares sold	26,490	3,375
Distributions receivable from unaffiliated Underlying Funds	4,267	1,560
Receivable from investment manager	—	12
Prepaid expenses	19,688	21,508
Total Assets	319,529,623	108,517,764
Liabilities:
Payable for investments in affiliated Underlying Funds	13,884,611	3,388,358
Service and/or distribution fees payable	64,937	22,282
Payable for Fund shares repurchased	54,906	97,762
Trustees’ fees payable	732	335
Payable to investment manager	14	—
Accrued expenses	134,208	94,996
Total Liabilities	14,139,408	3,603,733
Total Net Assets	$305,390,215	$104,914,031
Net Assets:
Par value (Note 7)	$201	$76
Paid-in capital in excess of par value	246,989,698	91,542,648
Total distributable earnings (loss)	58,400,316	13,371,307
Total Net Assets	$305,390,215	$104,914,031
Net Assets:
Class A	$300,972,485	$102,803,005
Class C	$1,300,060	$173,996
Class C1	—	$30
Class R	$117,912	$655,099
Class I	$2,999,758	$1,281,901
Shares Outstanding:
Class A	19,767,428	7,460,357
Class C	79,552	12,677
Class C1	—	2
Class R	7,732	47,692
Class I	197,221	93,307
Net Asset Value:
Class A (and redemption price)	$15.23	$13.78
Class C*	$16.34	$13.73
Class C1*	—	$15.27[1]
Class R (and redemption price)	$15.25	$13.74
Class I (and redemption price)	$15.21	$13.74
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 3.75%, respectively)	$16.12	$14.32

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
[1]	Net asset value per share may not recalculate due to rounding.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Statements of Operations
For the Year Ended January 31, 2026

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$10,081,472	$9,104,072
Interest	293,619	162,548
Total Investment Income	10,375,091	9,266,620
Expenses:
Service and/or distribution fees (Notes 2 and 5)	2,212,019	1,287,539
Transfer agent fees (Notes 2 and 5)	951,154	553,411
Registration fees	84,319	83,499
Legal fees	78,934	64,997
Trustees’ fees	43,057	25,102
Fund accounting fees	41,658	37,188
Audit and tax fees	32,545	31,561
Shareholder reports	19,694	14,644
Commitment fees (Note 9)	7,254	4,255
Custody fees	422	604
Insurance	54	33
Interest expense	—	78
Miscellaneous expenses	9,507	8,277
Total Expenses	3,480,617	2,111,188
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(1,704)
Net Expenses	3,480,617	2,109,484
Net Investment Income	6,894,474	7,157,136
Realized and Unrealized Gain on Investments, Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	53,836,999	27,090,506
Investment transactions (Note 3)	294,342	143,545
Capital gain distributions from affiliated Underlying Funds	49,205,383	23,906,917
Net Realized Gain	103,336,724	51,140,968
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	15,530,838	9,382,197
Net Gain on Investments, Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	118,867,562	60,523,165
Increase in Net Assets From Operations	$125,762,036	$67,680,301
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Statements of Operations (cont’d)
For the Year Ended January 31, 2026

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$7,601,118	$3,535,480
Interest	98,505	35,560
Total Investment Income	7,699,623	3,571,040
Expenses:
Service and/or distribution fees (Notes 2 and 5)	736,043	259,403
Transfer agent fees (Notes 2 and 5)	302,652	118,043
Registration fees	78,013	88,053
Legal fees	47,317	22,386
Fund accounting fees	34,446	32,190
Audit and tax fees	30,908	30,210
Trustees’ fees	14,085	5,144
Shareholder reports	10,933	3,318
Commitment fees (Note 9)	2,342	863
Custody fees	618	345
Miscellaneous expenses	8,675	8,302
Total Expenses	1,266,032	568,257
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5)	(253)
Net Expenses	1,266,027	568,004
Net Investment Income	6,433,596	3,003,036
Realized and Unrealized Gain on Investments, Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	14,551,895	3,019,855
Investment transactions (Note 3)	60,573	13,932
Capital gain distributions from affiliated Underlying Funds	10,017,153	2,272,470
Net Realized Gain	24,629,621	5,306,257
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	2,676,732	1,665,955
Net Gain on Investments, Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	27,306,353	6,972,212
Increase in Net Assets From Operations	$33,739,949	$9,975,248
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Statements of Changes in Net Assets
Franklin Multi-Asset Growth Fund

For the Years Ended January 31,	2026	2025
Operations:
Net investment income	$6,894,474	$5,616,523
Net realized gain	103,336,724	87,126,119
Change in net unrealized appreciation (depreciation)	15,530,838	55,685,511
Increase in Net Assets From Operations	125,762,036	148,428,153
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(96,746,462)	(51,444,363)
Decrease in Net Assets From Distributions to Shareholders	(96,746,462)	(51,444,363)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	33,644,080	35,389,600
Reinvestment of distributions	96,517,324	51,311,209
Cost of shares repurchased	(98,426,584)	(86,304,622)
Increase in Net Assets From Fund Share Transactions	31,734,820	396,187
Increase in Net Assets	60,750,394	97,379,977
Net Assets:
Beginning of year	882,829,725	785,449,748
End of year	$943,580,119	$882,829,725
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For the Years Ended January 31,	2026	2025
Operations:
Net investment income	$7,157,136	$5,726,553
Net realized gain	51,140,968	47,445,682
Change in net unrealized appreciation (depreciation)	9,382,197	25,235,228
Increase in Net Assets From Operations	67,680,301	78,407,463
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(53,224,424)	(29,775,029)
Decrease in Net Assets From Distributions to Shareholders	(53,224,424)	(29,775,029)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	25,588,456	25,387,691
Reinvestment of distributions	53,047,802	29,669,650
Cost of shares repurchased	(65,137,307)	(61,739,838)
Increase (Decrease) in Net Assets From Fund Share Transactions	13,498,951	(6,682,497)
Increase in Net Assets	27,954,828	41,949,937
Net Assets:
Beginning of year	516,162,130	474,212,193
End of year	$544,116,958	$516,162,130
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Franklin Multi-Asset Conservative Growth Fund

For the Years Ended January 31,	2026	2025
Operations:
Net investment income	$6,433,596	$5,712,286
Net realized gain	24,629,621	20,735,734
Change in net unrealized appreciation (depreciation)	2,676,732	9,806,699
Increase in Net Assets From Operations	33,739,949	36,254,719
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(28,831,213)	(9,592,354)
Decrease in Net Assets From Distributions to Shareholders	(28,831,213)	(9,592,354)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	16,866,268	16,135,141
Reinvestment of distributions	28,743,418	9,548,001
Cost of shares repurchased	(39,033,366)	(40,555,393)
Increase (Decrease) in Net Assets From Fund Share Transactions	6,576,320	(14,872,251)
Increase in Net Assets	11,485,056	11,790,114
Net Assets:
Beginning of year	293,905,159	282,115,045
End of year	$305,390,215	$293,905,159
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For the Years Ended January 31,	2026	2025
Operations:
Net investment income	$3,003,036	$2,848,518
Net realized gain	5,306,257	5,611,875
Change in net unrealized appreciation (depreciation)	1,665,955	1,195,452
Increase in Net Assets From Operations	9,975,248	9,655,845
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,308,246)	(3,384,189)
Decrease in Net Assets From Distributions to Shareholders	(5,308,246)	(3,384,189)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,250,861	6,319,172
Reinvestment of distributions	5,279,125	3,365,069
Cost of shares repurchased	(16,478,054)	(17,492,811)
Decrease in Net Assets From Fund Share Transactions	(4,948,068)	(7,808,570)
Decrease in Net Assets	(281,066)	(1,536,914)
Net Assets:
Beginning of year	105,195,097	106,732,011
End of year	$104,914,031	$105,195,097
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Financial Highlights
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$18.06	$16.09	$15.22	$17.70	$16.79
Income (loss) from operations:
Net investment income	0.14	0.12	0.19	0.19	0.28
Net realized and unrealized gain (loss)	2.41	2.94	1.55	(1.40)	1.97
Total income (loss) from operations	2.55	3.06	1.74	(1.21)	2.25
Less distributions from:
Net investment income	(0.26)	(0.21)	(0.17)	(0.26)	(0.66)
Net realized gains	(1.76)	(0.88)	(0.70)	(1.01)	(0.68)
Total distributions	(2.02)	(1.09)	(0.87)	(1.27)	(1.34)
Net asset value, end of year	$18.59	$18.06	$16.09	$15.22	$17.70
Total return[2]	15.07%	19.34%	11.72%	(6.19)%	13.27%
Net assets, end of year (millions)	$931	$873	$779	$737	$821
Ratios to average net assets:
Gross expenses[3]	0.39%	0.40%	0.42%	0.44%	0.43%
Net expenses[3,4]	0.39	0.40	0.42	0.44	0.43
Net investment income	0.78	0.66	1.25	1.25	1.49
Portfolio turnover rate	49%[5]	64%	21%	52%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$16.31	$14.63	$13.94	$16.35	$15.53
Income (loss) from operations:
Net investment income (loss)	0.01	(0.01)	0.08	0.07	0.07
Net realized and unrealized gain (loss)	2.15	2.67	1.40	(1.30)	1.90
Total income (loss) from operations	2.16	2.66	1.48	(1.23)	1.97
Less distributions from:
Net investment income	(0.16)	(0.10)	(0.09)	(0.17)	(0.47)
Net realized gains	(1.76)	(0.88)	(0.70)	(1.01)	(0.68)
Total distributions	(1.92)	(0.98)	(0.79)	(1.18)	(1.15)
Net asset value, end of year	$16.55	$16.31	$14.63	$13.94	$16.35
Total return[2]	14.25%	18.54%	10.90%	(6.90)%	12.54%
Net assets, end of year (000s)	$2,514	$2,450	$2,398	$2,090	$2,626
Ratios to average net assets:
Gross expenses[3]	1.10%	1.11%	1.12%	1.17%	1.15%
Net expenses[3,4]	1.10	1.11	1.12	1.17	1.15
Net investment income (loss)	0.07	(0.05)	0.59	0.47	0.43
Portfolio turnover rate	49%[5]	64%	21%	52%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$17.81	$15.88	$15.04	$17.52	$16.64
Income (loss) from operations:
Net investment income	0.12	0.07	0.14	0.14	0.21
Net realized and unrealized gain (loss)	2.33	2.90	1.53	(1.39)	1.95
Total income (loss) from operations	2.45	2.97	1.67	(1.25)	2.16
Less distributions from:
Net investment income	(0.24)	(0.16)	(0.13)	(0.22)	(0.60)
Net realized gains	(1.76)	(0.88)	(0.70)	(1.01)	(0.68)
Total distributions	(2.00)	(1.04)	(0.83)	(1.23)	(1.28)
Net asset value, end of year	$18.26	$17.81	$15.88	$15.04	$17.52
Total return[2]	14.71%	19.01%	11.31%	(6.45)%	12.83%
Net assets, end of year (000s)	$333	$129	$98	$88	$116
Ratios to average net assets:
Gross expenses[3]	0.67%	0.70%	0.76%	0.77%	1.27%
Net expenses[3,4]	0.67	0.70	0.76	0.77	0.80 [5]
Net investment income	0.69	0.42	0.96	0.91	1.13
Portfolio turnover rate	49%[6]	64%	21%	52%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$17.96	$16.00	$15.13	$17.61	$16.71
Income (loss) from operations:
Net investment income	0.19	0.19	0.22	0.28	0.35
Net realized and unrealized gain (loss)	2.39	2.90	1.55	(1.44)	1.94
Total income (loss) from operations	2.58	3.09	1.77	(1.16)	2.29
Less distributions from:
Net investment income	(0.30)	(0.25)	(0.20)	(0.31)	(0.71)
Net realized gains	(1.76)	(0.88)	(0.70)	(1.01)	(0.68)
Total distributions	(2.06)	(1.13)	(0.90)	(1.32)	(1.39)
Net asset value, end of year	$18.48	$17.96	$16.00	$15.13	$17.61
Total return[2]	15.34%	19.70%	12.04%	(5.94)%	13.56%
Net assets, end of year (000s)	$9,779	$7,240	$4,290	$4,534	$3,033
Ratios to average net assets:
Gross expenses[3]	0.15%	0.14%	0.15%	0.15%	0.16%
Net expenses[3,4]	0.15	0.14	0.15	0.15	0.16
Net investment income	1.07	1.08	1.43	1.82	1.90
Portfolio turnover rate	49%[5]	64%	21%	52%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$17.20	$15.60	$14.76	$16.99	$16.51
Income (loss) from operations:
Net investment income	0.24	0.19	0.22	0.23	0.30
Net realized and unrealized gain (loss)	2.01	2.44	1.31	(1.35)	1.47
Total income (loss) from operations	2.25	2.63	1.53	(1.12)	1.77
Less distributions from:
Net investment income	(0.35)	(0.27)	(0.23)	(0.25)	(0.64)
Net realized gains	(1.46)	(0.76)	(0.46)	(0.86)	(0.65)
Total distributions	(1.81)	(1.03)	(0.69)	(1.11)	(1.29)
Net asset value, end of year	$17.64	$17.20	$15.60	$14.76	$16.99
Total return[2]	13.86%	17.09%	10.52%	(5.99)%	10.58%
Net assets, end of year (millions)	$534	$508	$467	$449	$503
Ratios to average net assets:
Gross expenses[3]	0.41%	0.42%	0.43%	0.45%	0.43%
Net expenses[3,4]	0.41	0.42	0.43	0.45	0.43 [5]
Net investment income	1.38	1.14	1.52	1.52	1.70
Portfolio turnover rate	42%[6]	72%	23%	51%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$17.92	$16.23	$15.33	$17.57	$16.99
Income (loss) from operations:
Net investment income	0.13	0.07	0.11	0.09	0.13
Net realized and unrealized gain (loss)	2.08	2.53	1.36	(1.35)	1.56
Total income (loss) from operations	2.21	2.60	1.47	(1.26)	1.69
Less distributions from:
Net investment income	(0.25)	(0.15)	(0.11)	(0.12)	(0.46)
Net realized gains	(1.46)	(0.76)	(0.46)	(0.86)	(0.65)
Total distributions	(1.71)	(0.91)	(0.57)	(0.98)	(1.11)
Net asset value, end of year	$18.42	$17.92	$16.23	$15.33	$17.57
Total return[2]	13.06%	16.22%	9.74%	(6.70)%	9.80%
Net assets, end of year (000s)	$2,032	$1,580	$1,640	$1,870	$2,909
Ratios to average net assets:
Gross expenses[3]	1.14%	1.15%	1.14%	1.19%	1.17%
Net expenses[3,4]	1.14	1.15	1.14	1.19	1.17 [5]
Net investment income	0.70	0.41	0.73	0.59	0.72
Portfolio turnover rate	42%[6]	72%	23%	51%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$16.82	$15.30	$14.51	$16.73	$16.28
Income (loss) from operations:
Net investment income	0.17	0.14	0.19	0.17	0.22
Net realized and unrealized gain (loss)	1.95	2.37	1.25	(1.32)	1.45
Total income (loss) from operations	2.12	2.51	1.44	(1.15)	1.67
Less distributions from:
Net investment income	(0.29)	(0.23)	(0.19)	(0.21)	(0.57)
Net realized gains	(1.46)	(0.76)	(0.46)	(0.86)	(0.65)
Total distributions	(1.75)	(0.99)	(0.65)	(1.07)	(1.22)
Net asset value, end of year	$17.19	$16.82	$15.30	$14.51	$16.73
Total return[2]	13.41%	16.60%	10.12%	(6.34)%	10.14%
Net assets, end of year (000s)	$250	$325	$169	$130	$141
Ratios to average net assets:
Gross expenses[3]	1.55%	1.08%	1.60%	1.29%	1.15%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.03	0.84	1.30	1.17	1.28
Portfolio turnover rate	42%[6]	72%	23%	51%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$16.99	$15.42	$14.60	$16.82	$16.35
Income (loss) from operations:
Net investment income	0.29	0.27	0.28	0.30	0.36
Net realized and unrealized gain (loss)	1.98	2.38	1.27	(1.36)	1.45
Total income (loss) from operations	2.27	2.65	1.55	(1.06)	1.81
Less distributions from:
Net investment income	(0.39)	(0.32)	(0.27)	(0.30)	(0.69)
Net realized gains	(1.46)	(0.76)	(0.46)	(0.86)	(0.65)
Total distributions	(1.85)	(1.08)	(0.73)	(1.16)	(1.34)
Net asset value, end of year	$17.41	$16.99	$15.42	$14.60	$16.82
Total return[2]	14.19%	17.35%	10.88%	(5.68)%	10.93%
Net assets, end of year (000s)	$7,919	$6,073	$5,327	$4,898	$4,084
Ratios to average net assets:
Gross expenses[3]	0.14%	0.13%	0.12%	0.11%	0.13%
Net expenses[3,4]	0.14	0.13	0.12	0.11	0.13
Net investment income	1.68	1.59	1.92	2.06	2.02
Portfolio turnover rate	42%[5]	72%	23%	51%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$15.00	$13.68	$13.14	$15.12	$15.03
Income (loss) from operations:
Net investment income	0.33	0.29	0.27	0.26	0.29
Net realized and unrealized gain (loss)	1.40	1.51	0.78	(1.31)	0.79
Total income (loss) from operations	1.73	1.80	1.05	(1.05)	1.08
Less distributions from:
Net investment income	(0.40)	(0.35)	(0.28)	(0.27)	(0.52)
Net realized gains	(1.10)	(0.13)	(0.23)	(0.66)	(0.47)
Total distributions	(1.50)	(0.48)	(0.51)	(0.93)	(0.99)
Net asset value, end of year	$15.23	$15.00	$13.68	$13.14	$15.12
Total return[2]	12.09%	13.35%	8.15%	(6.63)%	7.10%
Net assets, end of year (millions)	$301	$290	$278	$279	$319
Ratios to average net assets:
Gross expenses[3]	0.43%	0.44%	0.44%	0.46%	0.44%
Net expenses[3,4]	0.43	0.44	0.44	0.46	0.44
Net investment income	2.19	1.96	2.06	1.93	1.84
Portfolio turnover rate	37%[5]	82%	26%	43%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$16.00	$14.56	$13.95	$15.97	$15.79
Income (loss) from operations:
Net investment income	0.23	0.18	0.17	0.14	0.13
Net realized and unrealized gain (loss)	1.50	1.62	0.84	(1.36)	0.90
Total income (loss) from operations	1.73	1.80	1.01	(1.22)	1.03
Less distributions from:
Net investment income	(0.29)	(0.23)	(0.17)	(0.14)	(0.38)
Net realized gains	(1.10)	(0.13)	(0.23)	(0.66)	(0.47)
Total distributions	(1.39)	(0.36)	(0.40)	(0.80)	(0.85)
Net asset value, end of year	$16.34	$16.00	$14.56	$13.95	$15.97
Total return[2]	11.24%	12.39%	7.42%	(7.39)%	6.39%
Net assets, end of year (000s)	$1,300	$1,030	$1,032	$1,348	$2,119
Ratios to average net assets:
Gross expenses[3]	1.18%	1.20%	1.18%	1.26%	1.20%
Net expenses[3,4]	1.18	1.20	1.18	1.26	1.20
Net investment income	1.46	1.14	1.21	0.99	0.78
Portfolio turnover rate	37%[5]	82%	26%	43%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$15.03	$13.71	$13.17	$15.16	$15.06
Income (loss) from operations:
Net investment income	0.29	0.21	0.23	0.31	0.19
Net realized and unrealized gain (loss)	1.39	1.54	0.78	(1.41)	0.83
Total income (loss) from operations	1.68	1.75	1.01	(1.10)	1.02
Less distributions from:
Net investment income	(0.36)	(0.30)	(0.24)	(0.23)	(0.45)
Net realized gains	(1.10)	(0.13)	(0.23)	(0.66)	(0.47)
Total distributions	(1.46)	(0.43)	(0.47)	(0.89)	(0.92)
Net asset value, end of year	$15.25	$15.03	$13.71	$13.17	$15.16
Total return[2]	11.67%	12.89%	7.80%	(6.93)%	6.69%
Net assets, end of year (000s)	$118	$64	$111	$84	$45
Ratios to average net assets:
Gross expenses[3]	0.80%	0.88%	0.80%	0.86%	1.59%
Net expenses[3,4]	0.79 [5]	0.80 [5]	0.80	0.80 [5]	0.80 [5]
Net investment income	1.92	1.43	1.73	2.36	1.21
Portfolio turnover rate	37%[6]	82%	26%	43%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$14.98	$13.67	$13.13	$15.11	$15.02
Income (loss) from operations:
Net investment income	0.37	0.34	0.30	0.30	0.34
Net realized and unrealized gain (loss)	1.40	1.50	0.79	(1.31)	0.79
Total income (loss) from operations	1.77	1.84	1.09	(1.01)	1.13
Less distributions from:
Net investment income	(0.44)	(0.40)	(0.32)	(0.31)	(0.57)
Net realized gains	(1.10)	(0.13)	(0.23)	(0.66)	(0.47)
Total distributions	(1.54)	(0.53)	(0.55)	(0.97)	(1.04)
Net asset value, end of year	$15.21	$14.98	$13.67	$13.13	$15.11
Total return[2]	12.39%	13.63%	8.50%	(6.32)%	7.42%
Net assets, end of year (000s)	$3,000	$2,885	$2,483	$2,533	$2,745
Ratios to average net assets:
Gross expenses[3]	0.15%	0.13%	0.14%	0.15%	0.15%
Net expenses[3,4]	0.15	0.13	0.14	0.15	0.15
Net investment income	2.47	2.35	2.33	2.28	2.16
Portfolio turnover rate	37%[5]	82%	26%	43%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$13.17	$12.42	$12.03	$13.81	$14.02
Income (loss) from operations:
Net investment income	0.39	0.35	0.30	0.28	0.30
Net realized and unrealized gain (loss)	0.93	0.82	0.38	(1.36)	0.21
Total income (loss) from operations	1.32	1.17	0.68	(1.08)	0.51
Less distributions from:
Net investment income	(0.44)	(0.42)	(0.29)	(0.28)	(0.42)
Net realized gains	(0.27)	—	—	(0.42)	(0.30)
Total distributions	(0.71)	(0.42)	(0.29)	(0.70)	(0.72)
Net asset value, end of year	$13.78	$13.17	$12.42	$12.03	$13.81
Total return[2]	10.14%	9.51%	5.77%	(7.63)%	3.63%
Net assets, end of year (millions)	$103	$104	$105	$109	$130
Ratios to average net assets:
Gross expenses[3]	0.55%	0.57%	0.56%	0.56%	0.52%
Net expenses[3,4]	0.55	0.57	0.56	0.56	0.52
Net investment income	2.89	2.67	2.50	2.26	2.08
Portfolio turnover rate	32%[5]	94%	30%	36%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$13.13	$12.40	$11.99	$13.75	$13.94
Income (loss) from operations:
Net investment income	0.27	0.27	0.17	0.16	0.18
Net realized and unrealized gain (loss)	0.94	0.79	0.42	(1.32)	0.23
Total income (loss) from operations	1.21	1.06	0.59	(1.16)	0.41
Less distributions from:
Net investment income	(0.34)	(0.33)	(0.18)	(0.18)	(0.30)
Net realized gains	(0.27)	—	—	(0.42)	(0.30)
Total distributions	(0.61)	(0.33)	(0.18)	(0.60)	(0.60)
Net asset value, end of year	$13.73	$13.13	$12.40	$11.99	$13.75
Total return[2]	9.31%	8.64%	4.95%	(8.34)%	2.98%
Net assets, end of year (000s)	$174	$300	$194	$545	$792
Ratios to average net assets:
Gross expenses[3]	1.34%	1.33%	1.32%	1.30%	1.29%
Net expenses[3,4]	1.34	1.33	1.32	1.30	1.29
Net investment income	2.06	2.11	1.43	1.30	1.28
Portfolio turnover rate	32%[5]	94%	30%	36%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C1 Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$14.51	$13.23	$12.62	$14.41	$14.41
Income (loss) from operations:
Net investment income	0.33	0.27	0.16	0.09	0.15
Net realized and unrealized gain (loss)	1.00	1.01	0.49	(1.43)	0.44
Total income (loss) from operations	1.33	1.28	0.65	(1.34)	0.59
Less distributions from:
Net investment income	(0.30)	—	(0.04)	(0.03)	(0.29)
Net realized gains	(0.27)	—	—	(0.42)	(0.30)
Total distributions	(0.57)	—	(0.04)	(0.45)	(0.59)
Net asset value, end of year	$15.27	$14.51	$13.23	$12.62	$14.41
Total return[2]	9.26%	9.68%	5.19%	(9.21)%	4.03%[3]
Net assets, end of year	$30	$58	$119	$1,888	$69,488
Ratios to average net assets:
Gross expenses[4]	314.97%	85.44%	20.59%	2.05%	1.53%
Net expenses[4,5,6]	1.23	1.25	1.25	1.25	1.25
Net investment income	2.26	1.94	1.28	0.66	1.00
Portfolio turnover rate	32%[7]	94%	30%	36%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 2.88% for the year ended January 31, 2022.
[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$13.14	$12.39	$12.01	$13.79	$14.00
Income (loss) from operations:
Net investment income	0.38	0.32	0.27	0.22	0.29
Net realized and unrealized gain (loss)	0.92	0.82	0.38	(1.33)	0.19
Total income (loss) from operations	1.30	1.14	0.65	(1.11)	0.48
Less distributions from:
Net investment income	(0.43)	(0.39)	(0.27)	(0.25)	(0.39)
Net realized gains	(0.27)	—	—	(0.42)	(0.30)
Total distributions	(0.70)	(0.39)	(0.27)	(0.67)	(0.69)
Net asset value, end of year	$13.74	$13.14	$12.39	$12.01	$13.79
Total return[2]	10.01%	9.18%	5.47%	(7.77)%	3.37%
Net assets, end of year (000s)	$655	$90	$101	$95	$141
Ratios to average net assets:
Gross expenses[3]	0.72%	0.82%	0.85%	0.87%	1.32%
Net expenses[3,4]	0.72	0.80 [5]	0.80 [5]	0.80 [5]	0.80 [5]
Net investment income	2.87	2.47	2.28	1.79	2.06
Portfolio turnover rate	32%[6]	94%	30%	36%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$13.13	$12.38	$12.00	$13.78	$13.98
Income (loss) from operations:
Net investment income	0.43	0.38	0.34	0.31	0.33
Net realized and unrealized gain (loss)	0.93	0.83	0.37	(1.35)	0.23
Total income (loss) from operations	1.36	1.21	0.71	(1.04)	0.56
Less distributions from:
Net investment income	(0.48)	(0.46)	(0.33)	(0.32)	(0.46)
Net realized gains	(0.27)	—	—	(0.42)	(0.30)
Total distributions	(0.75)	(0.46)	(0.33)	(0.74)	(0.76)
Net asset value, end of year	$13.74	$13.13	$12.38	$12.00	$13.78
Total return[2]	10.49%	9.79%	6.13%	(7.35)%	3.99%
Net assets, end of year (000s)	$1,282	$1,094	$1,167	$1,234	$1,820
Ratios to average net assets:
Gross expenses[3]	0.26%	0.26%	0.28%	0.27%	0.26%
Net expenses[3,4,5]	0.25	0.25	0.25	0.25	0.25
Net investment income	3.20	2.97	2.84	2.48	2.30
Portfolio turnover rate	32%[6]	94%	30%	36%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Franklin Resources, Inc. (“Franklin Resources”) affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$938,272,115	—	—	$938,272,115
Short-Term Investments†	3,266,326	—	—	3,266,326
Total Investments	$941,538,441	—	—	$941,538,441

†	See Schedule of Investments for additional detailed categorizations.
Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$541,751,098	—	—	$541,751,098
Short-Term Investments†	2,145,069	—	—	2,145,069
Total Investments	$543,896,167	—	—	$543,896,167

†	See Schedule of Investments for additional detailed categorizations.
Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$303,725,330	—	—	$303,725,330

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$1,417,433	—	—	$1,417,433
Total Investments	$305,142,763	—	—	$305,142,763

†	See Schedule of Investments for additional detailed categorizations.
Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$104,470,464	—	—	$104,470,464
Short-Term Investments†	423,010	—	—	423,010
Total Investments	$104,893,474	—	—	$104,893,474

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Funds had an arrangement with their custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Funds’ cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
Growth Fund(a)	$(1,789,145)	$1,789,145
Moderate Growth Fund(a)	(1,134,282)	1,134,282
Conservative Growth Fund(a)	(531,598)	531,598
Defensive Growth Fund(a)	(156,576)	156,576
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares and true-up adjustments from prior year financial statement to tax return.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources. Under the investment management agreements, the Funds do not pay a management fee.
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.
The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.
As a result of expense limitation arrangements between the Funds and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the year ended January 31, 2026, fees waived and/or expenses reimbursed were as follows:

Moderate Growth Fund	$1,704
Conservative Growth Fund	5
Defensive Growth Fund	253
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Notes to Financial Statements (cont’d)
In addition, the Funds indirectly pay management and/or administration fees to FTFA and certain FTFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.15% to 0.75% of the average daily net assets of the Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Funds’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Funds pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended January 31, 2026, Growth, Moderate Growth, Conservative Growth and Defensive Growth incurred transfer agent fees as reported on the Statements of Operations, of which $12,455, $15,210, $9,400 and $6,221, respectively, was earned by Investor Services.
For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.50% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. For Defensive Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended January 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$94,552	$818	$92
Moderate Growth Fund	71,309	328	267
Conservative Growth Fund	39,086	1,233	10
Defensive Growth Fund	5,220	688	—
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended January 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund*	$428,393,647	$475,328,800
Moderate Growth Fund**	218,309,572	244,867,910
Conservative Growth Fund***	108,619,821	122,119,275
Defensive Growth Fund****	33,294,002	39,941,246

*	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $102,426,339 and $65,902,665, respectively.
**	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $50,016,392 and $32,253,864, respectively.
***	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $21,018,611 and $13,604,220, respectively.
****	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $4,865,850 and $3,172,432, respectively.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

During the year ended January 31, 2026, Growth Fund, Moderate Growth Fund, Conservative Growth Fund and Defensive Growth Fund received securities in lieu of cash proceeds from the sale of their Underlying Fund: BrandywineGLOBAL— Diversified US Large Cap Value Fund. Subsequently, the securities were sold. The realized gains and losses from the sale of these securities are noted in the Statements of Operations.
At January 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$745,351,720	$208,953,436	$(12,766,715)	$196,186,721

	Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$445,564,184	$105,499,757	$(7,167,774)	$98,331,983

	Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$261,678,083	$46,140,156	$(2,675,476)	$43,464,680

	Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$94,842,254	$11,149,958	$(1,098,738)	$10,051,220
4. Derivative instruments and hedging activities
During the year ended January 31, 2026, the Funds did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended January 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Growth Fund
Class A	$2,186,904	$939,670
Class C	23,910	1,617
Class R	1,205	323
Class I	—	9,544
Total	$2,212,019	$951,154

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Growth Fund
Class A	$1,268,926	$543,491
Class C	17,473	1,557
Class R	1,140	2,269
Class I	—	6,094
Total	$1,287,539	$553,411

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Notes to Financial Statements (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Growth Fund
Class A	$724,640	$299,082
Class C	10,978	1,133
Class R	425	186
Class I	—	2,251
Total	$736,043	$302,652

	Service and/or Distribution Fees	Transfer Agent Fees
Defensive Growth Fund
Class A	$254,358	$116,421
Class C	2,316	360
Class C1	0 *	125
Class R	2,729	190
Class I	—	947
Total	$259,403	$118,043

*	Amount represents less than $1.
For the year ended January 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Moderate Growth Fund
Class A	—
Class C	—
Class R	$1,704
Class I	—
Total	$1,704

Waivers/Expense Reimbursements
Conservative Growth Fund
Class A	—
Class C	—
Class R	$5
Class I	—
Total	$5

Waivers/Expense Reimbursements
Defensive Growth Fund
Class A	—
Class C	—
Class C1	$125
Class R	—
Class I	128
Total	$253

Franklin Multi-Asset Allocation Funds 2026 Annual Report

6. Distributions to shareholders by class

	Year Ended January 31, 2026	Year Ended January 31, 2025
Growth Fund
Net Investment Income:
Class A	$12,299,536	$9,618,678
Class C	23,415	14,834
Class R	4,108	1,079
Class I	149,888	97,259
Total	$12,476,947	$9,731,850
Net Realized Gains:
Class A	$83,170,337	$41,262,814
Class C	262,526	128,355
Class R	19,315	6,197
Class I	817,337	315,147
Total	$84,269,515	$41,712,513

	Year Ended January 31, 2026	Year Ended January 31, 2025
Moderate Growth Fund
Net Investment Income:
Class A	$10,085,102	$7,670,830
Class C	27,649	12,880
Class R	4,057	3,749
Class I	168,451	134,091
Total	$10,285,259	$7,821,550
Net Realized Gains:
Class A	$42,170,125	$21,571,876
Class C	140,877	65,289
Class R	20,063	12,301
Class I	608,100	304,013
Total	$42,939,165	$21,953,479

	Year Ended January 31, 2026	Year Ended January 31, 2025
Conservative Growth Fund
Net Investment Income:
Class A	$7,669,989	$6,838,810
Class C	20,376	12,089
Class R	2,293	1,464
Class I	85,995	76,406
Total	$7,778,653	$6,928,769
Net Realized Gains:
Class A	$20,766,082	$2,630,144
Class C	73,850	7,466
Class R	5,986	703
Class I	206,642	25,272
Total	$21,052,560	$2,663,585

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Notes to Financial Statements (cont’d)

	Year Ended January 31, 2026	Year Ended January 31, 2025
Defensive Growth Fund
Net Investment Income:
Class A	$3,243,742	$3,334,329
Class C	5,478	7,497
Class C1	1	—
Class R	19,537	2,602
Class I	43,320	39,761
Total	$3,312,078	$3,384,189
Net Realized Gains:
Class A	$1,955,728	—
Class C	3,872	—
Class C1	1	—
Class R	12,302	—
Class I	24,265	—
Total	$1,996,168	—
7. Shares of beneficial interest
At January 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Growth Fund
Class A
Shares sold	1,544,828	$27,757,751	1,712,214	$30,047,415
Shares issued on reinvestment	5,421,953	95,252,065	2,912,578	50,755,739
Shares repurchased	(5,223,376)	(93,708,838)	(4,698,908)	(82,606,640)
Net increase (decrease)	1,743,405	$29,300,978	(74,116)	$(1,803,486)
Class C
Shares sold	40,446	$666,014	23,654	$387,394
Shares issued on reinvestment	18,218	285,049	8,991	141,574
Shares repurchased	(56,989)	(923,466)	(46,315)	(741,143)
Net increase (decrease)	1,675	$27,597	(13,670)	$(212,175)
Class R
Shares sold	10,475	$180,334	2,136	$35,885
Shares issued on reinvestment	1,336	23,423	423	7,276
Shares repurchased	(840)	(15,482)	(1,484)	(26,214)
Net increase	10,971	$188,275	1,075	$16,947
Class I
Shares sold	281,404	$5,039,981	278,631	$4,918,906
Shares issued on reinvestment	54,606	956,787	23,443	406,620
Shares repurchased	(209,929)	(3,778,798)	(167,052)	(2,930,625)
Net increase	126,081	$2,217,970	135,022	$2,394,901

Franklin Multi-Asset Allocation Funds 2026 Annual Report

	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Moderate Growth Fund
Class A
Shares sold	1,284,297	$22,124,641	1,294,916	$21,784,751
Shares issued on reinvestment	3,084,602	52,099,435	1,745,107	29,149,382
Shares repurchased	(3,645,953)	(62,682,041)	(3,428,821)	(57,793,119)
Net increase (decrease)	722,946	$11,542,035	(388,798)	$(6,858,986)
Class C
Shares sold	34,798	$631,881	24,183	$422,761
Shares issued on reinvestment	9,548	168,526	4,494	78,169
Shares repurchased	(22,162)	(401,540)	(41,532)	(711,796)
Net increase (decrease)	22,184	$398,867	(12,855)	$(210,866)
Class R
Shares sold	1,262	$21,949	9,015	$146,859
Shares issued on reinvestment	1,466	24,120	982	16,050
Shares repurchased	(7,494)	(125,727)	(1,726)	(27,427)
Net increase (decrease)	(4,766)	$(79,658)	8,271	$135,482
Class I
Shares sold	165,125	$2,809,985	179,187	$3,033,320
Shares issued on reinvestment	45,245	755,721	25,796	426,049
Shares repurchased	(112,884)	(1,927,999)	(192,961)	(3,207,496)
Net increase	97,486	$1,637,707	12,022	$251,873

	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Conservative Growth Fund
Class A
Shares sold	1,052,232	$15,779,541	1,043,857	$15,173,952
Shares issued on reinvestment	1,909,435	28,349,960	645,728	9,425,167
Shares repurchased	(2,526,288)	(37,909,770)	(2,710,875)	(39,499,003)
Net increase (decrease)	435,379	$6,219,731	(1,021,290)	$(14,899,884)
Class C
Shares sold	22,119	$357,576	15,168	$240,667
Shares issued on reinvestment	5,918	94,226	1,255	19,555
Shares repurchased	(12,851)	(207,415)	(22,894)	(350,389)
Net increase (decrease)	15,186	$244,387	(6,471)	$(90,167)
Class R
Shares sold	3,004	$45,321	1,572	$22,045
Shares issued on reinvestment	555	8,279	148	2,167
Shares repurchased	(112)	(1,663)	(5,512)	(79,649)
Net increase (decrease)	3,447	$51,937	(3,792)	$(55,437)
Class I
Shares sold	45,715	$683,830	47,114	$698,477
Shares issued on reinvestment	19,615	290,953	6,932	101,112
Shares repurchased	(60,679)	(914,518)	(43,148)	(626,352)
Net increase	4,651	$60,265	10,898	$173,237

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Notes to Financial Statements (cont’d)

	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Defensive Growth Fund
Class A
Shares sold	402,300	$5,422,843	461,711	$5,994,258
Shares issued on reinvestment	381,333	5,170,350	255,340	3,315,209
Shares repurchased	(1,198,766)	(16,069,460)	(1,316,233)	(17,051,030)
Net decrease	(415,133)	$(5,476,267)	(599,182)	$(7,741,563)
Class C
Shares sold	1,307	$17,754	14,349	$184,518
Shares issued on reinvestment	693	9,350	578	7,497
Shares repurchased	(12,166)	(163,267)	(7,696)	(99,632)
Net increase (decrease)	(10,166)	$(136,163)	7,231	$92,383
Class C1
Shares sold	3	$59	7	$86
Shares issued on reinvestment	0 *	1	—	—
Shares repurchased	(5)	(75)	(12)	(172)
Net decrease	(2)	$(15)	(5)	$(86)
Class R
Shares sold	38,856	$506,733	274	$3,544
Shares issued on reinvestment	2,356	31,839	201	2,602
Shares repurchased	(385)	(4,948)	(1,785)	(22,176)
Net increase (decrease)	40,827	$533,624	(1,310)	$(16,030)
Class I
Shares sold	22,706	$303,472	10,487	$136,766
Shares issued on reinvestment	4,999	67,585	3,073	39,761
Shares repurchased	(17,701)	(240,304)	(24,467)	(319,801)
Net increase (decrease)	10,004	$130,753	(10,907)	$(143,274)

*	Less than 1 share.
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended January 31, 2026. The following transactions were effected in such Underlying Funds for the year ended January 31, 2026.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$11,982,313	—	—	$11,683,600	86,459	$2,313,509	—	—	$(2,612,222)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	12,385,520	$1,277,843	89,298	4,084,696	283,778	446,008	$245,957	—	298,234	$10,322,909
Franklin Small Cap Enhanced ETF
	—	52,914,027	2,023,039	171,476	6,390	3,706	—	—	(396,469)	52,349,788
Franklin Small Cap Value Fund, Class R6 Shares
	18,326,348	2,107,353	34,924	20,532,948	332,720	568,081	183,974	$901,554	(468,834)	—
BrandywineGLOBAL—Diversified US Large Cap Value Fund, Class IS Shares
	66,279,970	—	—	65,902,665	3,144,211	17,038,387	—	—	(17,415,692)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	14,253,123	1,691,123	123,907	17,980,250	1,164,281	4,548,917	61,317	886,714	(2,512,913)	—
ClearBridge Appreciation Fund, Class IS Shares
	64,750,502	9,725,001	269,722	28,696,386	753,982	7,714,654	299,328	5,738,225	(6,225,287)	47,268,484

Franklin Multi-Asset Allocation Funds 2026 Annual Report

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
ClearBridge Large Cap Growth Fund, Class IS Shares
	$169,781,721	$33,319,612	440,533	$48,667,358	659,679	$(971,971)	—	$16,489,726	$(8,489,646)	$144,972,358
ClearBridge Small Cap Growth Fund, Class IS Shares
	24,452,148	4,911,236	129,026	27,852,622	701,408	3,619,045	—	2,996,883	(5,129,807)	—
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	171,904,389	68,418,119	2,634,477	13,089,319	519,906	251,455	$677,937	8,457,813	21,682,744	249,167,388
Putnam Large Cap Growth Fund, Class R6 Shares
	55,261,003	61,603,931	772,845	22,865,253	327,987	(2,570,125)	—	2,608,222	3,528,008	94,957,564
Putnam Large Cap Value Fund, Class R6 Shares
	62,997,554	82,326,255	2,260,599	17,631,249	477,040	(396,017)	1,970,640	5,800,374	16,229,699	143,526,242
Franklin Systematic Style Premia ETF
	7,214,482	11,063,222	452,147	1,480,447	58,737	57,464	496,319	—	1,941,646	18,796,367
ClearBridge International Growth Fund, Class IS Shares
	26,097,619	1,795,535	24,156	14,611,948	195,038	3,986,037	365,038	1,172,080	(1,155,678)	16,111,565
Franklin International Equity Fund, Class IS Shares
	57,874,364	6,325,172	305,760	30,957,941	1,439,317	8,347,644	1,148,724	3,762,292	4,103,749	45,692,988
ClearBridge Emerging Markets Fund, Class IS Shares(a)
	34,561,869	520,466	37,674	39,228,730	2,714,813	7,411,508	24,769	—	(3,265,113)	—
Templeton Developing Markets Trust, Class A Shares
	—	43,684,481	1,807,765	1,121,045	42,234	61,958	917,858	391,500	9,351,832	51,977,226
Templeton Foreign Fund, Class R6 Shares
	26,019,086	1,952,131	226,878	17,941,019	1,960,788	2,254,716	903,522	—	4,002,492	16,287,406
Franklin U.S. Core Bond ETF
	32,359,927	14,041,060	657,024	23,390,226	1,088,587	(585,903)	1,368,734	—	1,338,034	23,762,892
Franklin BSP Lending Fund, Class R6 Shares
	—	23,000,000	2,282,783	—	—	—	487,845	—	78,938	23,078,938
Franklin High Yield Corporate ETF
	6,269,432	2,195,907	92,713	8,523,640	352,102	60,490	272,054	—	(2,189)	—
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	11,550,095	5,131,252	549,592	16,872,531	1,783,576	(247,561)	494,707	—	438,745	—
BrandywineGLOBAL—Multi-Sector Opportunities Fund, Class IS Shares(b)
	4,787,298	389,921	35,068	5,312,783	473,064	(75,003)	162,749	—	210,567	—
	$879,108,763	$428,393,647		$438,598,132		$53,836,999	$10,081,472	$49,205,383	$15,530,838	$938,272,115

(a)	Prior to September 30, 2025, known as Martin Currie Emerging Markets Fund.
(b)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Moderate Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$5,864,561	—	—	$5,718,400	42,316	$1,149,840	—	—	$(1,296,001)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	6,061,883	$560,673	39,237	2,121,193	147,126	280,313	$122,207	—	80,342	$4,862,018
Franklin Small Cap Enhanced ETF
	—	25,684,662	981,977	195,998	7,470	(127)	—	—	(191,505)	25,297,032
Franklin Small Cap Value Fund, Class R6 Shares
	8,968,938	1,035,133	17,226	10,049,805	162,968	300,295	89,564	$438,905	(254,561)	—
BrandywineGLOBAL—Diversified US Large Cap Value Fund, Class IS Shares
	32,438,524	—	—	32,253,864	1,538,829	8,968,958	—	—	(9,153,618)	—

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Notes to Financial Statements (cont’d)
	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Moderate Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	$6,975,550	$906,700	67,188	$8,875,286	576,352	$2,325,202	$29,797	$431,052	$(1,332,166)	—
ClearBridge Appreciation Fund, Class IS Shares
	31,690,366	4,449,253	123,898	14,049,414	369,201	4,751,136	145,377	2,786,919	(3,999,960)	$22,841,381
ClearBridge Large Cap Growth Fund, Class IS Shares
	83,093,830	16,734,306	222,707	25,275,623	342,156	(289,490)	—	8,020,438	(4,212,558)	70,050,465
ClearBridge Small Cap Growth Fund, Class IS Shares
	11,967,056	2,466,315	65,102	13,700,265	345,230	1,272,217	—	1,456,534	(2,005,323)	—
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	84,132,871	33,648,988	1,309,777	8,113,379	330,556	189,554	329,561	4,116,659	10,541,134	120,399,168
Putnam Large Cap Growth Fund, Class R6 Shares
	27,045,854	29,977,109	377,154	11,826,931	166,621	(1,083,366)	—	1,269,758	1,772,513	45,885,179
Putnam Large Cap Value Fund, Class R6 Shares
	30,832,155	39,702,852	1,090,464	8,742,103	236,357	(205,993)	960,365	2,818,646	7,893,655	69,480,566
Franklin U.S. Core Bond ETF
	62,314,577	15,764,118	736,549	14,899,002	691,669	(335,007)	2,758,032	—	1,913,716	64,758,402
Franklin BSP Lending Fund, Class R6 Shares
	—	13,300,000	1,320,095	—	—	—	282,269	—	46,158	13,346,158
Franklin Systematic Style Premia ETF
	10,536,095	466,227	18,948	1,412,371	56,803	43,325	288,069	—	1,276,333	10,909,609
ClearBridge International Growth Fund, Class IS Shares
	12,772,340	747,008	10,046	7,136,638	94,987	1,967,242	177,401	569,607	(565,030)	7,784,922
Franklin International Equity Fund, Class IS Shares
	28,324,343	2,745,505	132,663	15,114,437	700,261	3,505,479	551,975	1,807,823	2,620,306	22,081,196
ClearBridge Emerging Markets Fund, Class IS Shares(a)
	16,914,584	63,150	4,422	19,016,778	1,314,614	3,726,120	12,121	—	(1,687,076)	—
Templeton Developing Markets Trust, Class A Shares
	—	21,047,679	872,303	509,621	19,229	26,725	446,798	190,576	4,549,723	25,114,506
Templeton Foreign Fund, Class R6 Shares
	12,733,649	766,825	88,411	8,692,629	947,161	1,121,483	439,859	—	1,940,888	7,870,216
Franklin High Yield Corporate ETF
	12,072,867	2,143,713	89,002	5,284,156	218,328	(6,223)	729,250	—	180,030	9,106,231
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	22,241,677	5,661,031	604,155	6,382,420	675,675	(279,741)	1,504,086	—	723,502	21,964,049
BrandywineGLOBAL—Multi-Sector Opportunities Fund, Class IS Shares(b)
	6,991,407	438,325	39,526	7,633,991	679,179	(337,436)	237,341	—	541,695	—
	$513,973,127	$218,309,572		$227,004,304		$27,090,506	$9,104,072	$23,906,917	$9,382,197	$541,751,098

(a)	Prior to September 30, 2025, known as Martin Currie Emerging Markets Fund.
(b)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Conservative Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$2,473,654	—	—	$2,412,153	17,849	$494,121	—	—	$(555,622)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	2,557,024	$209,965	14,614	906,701	62,922	134,258	$51,184	—	14,422	$2,008,968
Franklin Small Cap Enhanced ETF
	—	10,736,216	410,465	151,295	5,804	(1,089)	—	—	(79,318)	10,504,514

Franklin Multi-Asset Allocation Funds 2026 Annual Report

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Conservative Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin Small Cap Value Fund, Class R6 Shares
	$3,782,777	$493,341	8,285	$4,290,985	69,754	$122,589	$37,555	$184,035	$(107,722)	—
BrandywineGLOBAL—Diversified US Large Cap Value Fund, Class IS Shares
	13,682,107	—	—	13,604,220	649,056	4,094,976	—	—	(4,172,863)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	2,942,038	429,438	32,219	3,786,629	246,966	1,026,749	12,496	180,754	(611,596)	—
ClearBridge Appreciation Fund, Class IS Shares
	13,366,911	2,030,600	57,058	6,235,064	164,764	3,187,689	60,500	1,159,810	(2,865,354)	$9,484,782
ClearBridge Large Cap Growth Fund, Class IS Shares
	35,047,614	7,375,911	98,925	11,445,079	155,561	(104,154)	—	3,368,184	(1,790,380)	29,083,912
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,047,330	1,113,289	29,493	5,849,597	147,642	1,759,453	—	610,801	(2,070,475)	—
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	35,486,012	13,574,633	531,296	3,567,269	146,741	102,040	138,242	1,726,569	4,396,114	49,991,530
Putnam Large Cap Growth Fund, Class R6 Shares
	11,407,900	12,608,125	159,217	5,253,048	74,092	(488,244)	—	532,401	778,282	19,053,015
Putnam Large Cap Value Fund, Class R6 Shares
	13,004,653	16,233,347	445,756	3,594,616	96,469	(83,735)	402,718	1,182,033	3,300,952	28,860,601
Franklin U.S. Core Bond ETF
	68,336,119	17,448,835	812,307	9,828,708	456,509	(225,903)	3,107,143	—	1,935,495	77,665,838
Franklin BSP Lending Fund, Class R6 Shares
	—	7,499,999	744,429	—	—	—	159,431	—	26,176	7,526,175
Franklin High Yield Corporate ETF
	13,239,480	2,033,447	83,723	4,547,897	187,534	(5,427)	821,237	—	201,665	10,921,268
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	24,390,918	5,716,561	609,209	4,260,989	451,062	(186,482)	1,721,897	—	681,047	26,341,055
BrandywineGLOBAL—Multi-Sector Opportunities Fund, Class IS Shares(a)
	7,154,504	379,974	34,338	7,746,750	688,913	37,095	243,945	—	175,177	—
Franklin Systematic Style Premia ETF
	10,782,323	221,902	9,062	5,678,792	232,089	288,133	163,367	—	573,399	6,186,965
ClearBridge International Growth Fund, Class IS Shares
	5,386,942	313,252	4,213	3,062,374	40,701	829,936	74,392	238,860	(235,000)	3,232,756
Franklin International Equity Fund, Class IS Shares
	11,946,489	1,290,085	63,371	6,656,575	309,356	1,500,025	230,153	753,796	1,088,697	9,168,721
ClearBridge Emerging Markets Fund, Class IS Shares(b)
	7,133,813	5,081	367	7,996,915	552,947	1,587,354	5,081	—	(729,333)	—
Templeton Developing Markets Trust, Class A Shares
	—	8,711,909	361,897	204,416	7,715	9,355	187,346	79,910	1,910,273	10,427,121
Templeton Foreign Fund, Class R6 Shares
	5,370,396	193,911	21,313	3,582,050	388,655	473,156	184,431	—	812,696	3,268,109
	$292,539,004	$108,619,821		$114,662,122		$14,551,895	$7,601,118	$10,017,153	$2,676,732	$303,725,330

(a)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.
(b)	Prior to September 30, 2025, known as Martin Currie Emerging Markets Fund.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Defensive Growth Fund		Cost	Shares	Proceeds	Shares
Franklin U.S. Core Bond ETF
	$36,203,221	$8,678,961	403,756	$4,865,159	226,271	$(118,460)	$1,641,192	—	$1,008,560	$40,907,123

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Notes to Financial Statements (cont’d)
	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Defensive Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin BSP Lending Fund, Class R6 Shares
	—	$2,550,000	253,204	—	—	—	$54,691	—	$9,889	$2,559,889
Franklin Growth Fund, Class R6 Shares
	$576,888	—	—	$562,519	4,163	$117,514	—	—	(131,883)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	596,313	64,129	4,517	261,717	18,339	39,309	11,351	—	(7,834)	430,200
Franklin Small Cap Enhanced ETF
	—	2,447,214	93,562	75,629	2,908	(721)	—	—	(17,595)	2,353,269
Franklin Small Cap Value Fund, Class R6 Shares
	882,035	135,985	2,296	1,016,638	16,629	23,833	8,531	$41,807	(25,215)	—
BrandywineGLOBAL—Diversified US Large Cap Value Fund, Class IS Shares
	3,190,594	—	—	3,172,432	151,356	723,883	—	—	(742,045)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	686,004	112,299	8,529	888,176	58,602	236,053	2,845	41,145	(146,180)	—
ClearBridge Appreciation Fund, Class IS Shares
	3,117,151	542,512	15,285	1,600,673	42,866	861,997	13,473	258,276	(796,129)	2,124,858
ClearBridge Large Cap Growth Fund, Class IS Shares
	8,172,895	1,920,755	25,835	3,111,765	42,661	(49,244)	—	765,122	(417,856)	6,514,785
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,176,915	287,114	7,595	1,385,256	35,145	255,354	—	139,037	(334,127)	—
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	8,275,150	3,273,642	129,088	1,329,961	55,942	18,604	31,480	392,903	960,957	11,198,392
Putnam Large Cap Growth Fund, Class R6 Shares
	2,660,268	2,928,085	37,125	1,371,076	19,408	(133,786)	—	120,934	184,769	4,268,260
Putnam Large Cap Value Fund, Class R6 Shares
	3,032,630	3,957,112	108,620	1,211,158	33,202	(47,240)	92,142	269,087	753,662	6,485,006
Franklin High Yield Corporate ETF
	7,014,037	956,665	39,261	2,320,822	95,624	(1,270)	435,053	—	103,682	5,752,292
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	12,921,867	2,872,663	305,922	2,177,541	230,701	(97,178)	908,100	—	353,597	13,873,408
BrandywineGLOBAL—Multi-Sector Opportunities Fund, Class IS Shares(a)
	3,695,296	149,144	13,535	3,955,395	351,622	52,168	124,700	—	58,787	—
Franklin Systematic Style Premia ETF
	5,569,643	12,022	489	3,767,647	154,140	222,923	56,968	—	120,537	2,157,478
ClearBridge International Growth Fund, Class IS Shares
	1,256,099	71,308	959	738,071	9,855	183,771	16,935	54,374	(49,002)	724,105
Franklin International Equity Fund, Class IS Shares
	2,785,899	335,672	16,745	1,659,477	77,950	271,196	52,404	171,632	320,497	2,053,787
ClearBridge Emerging Markets Fund, Class IS Shares(b)
	1,663,475	1,161	84	1,858,372	128,936	353,151	1,161	—	(159,415)	—
Templeton Developing Markets Trust, Class A Shares
	—	1,955,665	81,411	54,830	2,079	2,217	42,560	18,153	432,484	2,335,536
Templeton Foreign Fund, Class R6 Shares
	1,252,182	41,894	4,573	853,596	93,247	105,781	41,894	—	185,815	732,076
	$104,728,562	$33,294,002		$38,237,910		$3,019,855	$3,535,480	$2,272,470	$1,665,955	$104,470,464

(a)	Prior to July 29, 2025, known as BrandywineGLOBAL — Global Unconstrained Bond Fund.
(b)	Prior to September 30, 2025, known as Martin Currie Emerging Markets Fund.
9. Redemption facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and

Franklin Multi-Asset Allocation Funds 2026 Annual Report

emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Funds did not utilize the Global Credit Facility during the year ended January 31, 2026.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended January 31, 2026 was as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Distributions paid from:
Ordinary income	$12,476,947	$10,221,893	$10,486,980	$3,603,710
Net long-term capital gains	84,269,515	43,002,531	18,344,233	1,704,536
Total distributions paid	$96,746,462	$53,224,424	$28,831,213	$5,308,246
The tax character of distributions paid during the fiscal year ended January 31, 2025 was as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Distributions paid from:
Ordinary income	$21,181,205	$14,932,735	$8,187,518	$3,384,189
Net long-term capital gains	30,263,158	14,842,294	1,404,836	—
Total distributions paid	$51,444,363	$29,775,029	$9,592,354	$3,384,189
As of January 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Undistributed ordinary income — net	—	—	$25,724	—
Undistributed long-term capital gains — net	$61,262,154	$30,251,012	14,909,912	$3,320,087
Total undistributed earnings	$61,262,154	$30,251,012	$14,935,636	$3,320,087
Unrealized appreciation (depreciation)(a)	196,186,722	98,331,984	43,464,680	10,051,220
Total distributable earnings (loss) — net	$257,448,876	$128,582,996	$58,400,316	$13,371,307

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
11. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Funds within the Funds’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provide details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of Franklin Multi-Asset Growth Fund, Franklin Multi-Asset Moderate Growth Fund, Franklin Multi-Asset Conservative Growth Fund and Franklin Multi-Asset Defensive Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Multi-Asset Growth Fund, Franklin Multi-Asset Moderate Growth Fund, Franklin Multi-Asset Conservative Growth Fund and Franklin Multi-Asset Defensive Growth Fund (four of the funds constituting Legg Mason Partners Investment Trust, hereafter collectively referred to as the “Funds”) as of January 31, 2026, the related statements of operations for the year ended January 31, 2026, the statements of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2026 and each of the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and transfer agents of the underlying funds; when replies were not received from transfer agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
March 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Multi-Asset Allocation Funds 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended January 31, 2026:

	Pursuant to:	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$85,129,574	$44,225,611	$18,896,553	$1,856,058
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$5,300,497	$2,590,882	$1,092,969	$251,647
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$8,547,988	$4,169,202	$1,758,848	$405,768
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	—	—	$2,768,578	$308,418
Under Section 853 of the Internal Revenue Code, the Funds intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended January 31, 2026:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Foreign Taxes Paid	$443,484	$215,576	$90,272	$20,558
Foreign Source Income Earned	$2,401,388	$994,135	$431,154	$97,382

Franklin Multi-Asset Allocation Funds

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin Multi-Asset Allocation Funds

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Franklin
Multi-Asset Allocation Funds
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Multi-Asset Allocation Funds
Franklin Multi-Asset Growth Fund
Franklin Multi-Asset Moderate Growth Fund
Franklin Multi-Asset Conservative Growth Fund
Franklin Multi-Asset Defensive Growth Fund
The Funds are separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin Multi-Asset Allocation Funds
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 877-6LM-FUND/656-3863.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Multi-Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FMAAF-AFSOI 3/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 24, 2026